Summary of Significant Accounting Policies (Tables) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Schedule of Estimate Useful Life of Assets

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	5 years

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	5 years

Summary of Exchange of Currency Rates	The exchange rates utilized as follows:
	2019	2018
Period-end RMB exchange rate	6.87	6.62
Average six months period RMB exchange rate	6.78	6.37
The exchange rates utilized as follows:
	2018	2017
Year-end RMB exchange rate	6.88	6.51
Average annual RMB exchange rate	6.60	6.76

Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Schedule of Estimate Useful Life of Assets

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	5 years

Summary of Exchange of Currency Rates
The exchange rates utilized as follows:

	2018	2017
Year-end RMB exchange rate	6.88	6.51
Average annual RMB exchange rate	6.60	6.76